Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 103,986	$ 75,767	$ 98,521
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,350	1,332
Long-term investments - common shares held	309,757	164,753
Convertible note receivable	21,856	12,899
Total net financial assets measured at fair value	439,949	254,751
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	309,757	164,753
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	103,986	75,767
Trade receivables from provisional concentrate sales, net of fair value adjustment	0
Convertible note receivable	0
Total net financial assets measured at fair value	413,743	240,520
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	309,757	164,753
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	0
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,350	1,332
Convertible note receivable	0
Total net financial assets measured at fair value	4,350	1,332
Level 2 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	0
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	0
Trade receivables from provisional concentrate sales, net of fair value adjustment	0
Convertible note receivable	21,856	12,899
Total net financial assets measured at fair value	21,856	$ 12,899
Level 3 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	$ 0